FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Dec. 31, 2017
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 650	SFr 651
Redeemable	2,070	2,257
Total fair value	2,720	2,908
Unfunded commitments	132	137
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	141	229
Redeemable attributable to non-controlling interest	18	167
Unfunded commitments attributable to non-controlling interest	SFr 27	53
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 87	61
Redeemable	949	983
Total fair value	1,036	1,044
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	0
Redeemable	0	0
Total fair value	12	0
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	76	61
Redeemable	950	992
Total fair value	1,026	1,053
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	55.00%	54.00%
Percentage of investment subject to monthly redemption	35.00%	35.00%
Percentage of investment subject to quarterly redemption	8.00%	9.00%
Percentage of investment subject to annual redemption	1.00%	2.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr (1)	SFr 0
Redeemable	(1)	(9)
Total fair value	(2)	(9)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	563	590
Redeemable	1,121	1,274
Total fair value	1,684	1,864
Unfunded commitments	132	137
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	103	168
Redeemable	91	223
Total fair value	194	391
Unfunded commitments	SFr 0	SFr 9
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	31.00%	6.00%
Percentage of investment subject to monthly redemption	1.00%	43.00%
Percentage of investment subject to quarterly redemption	68.00%	51.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 403	SFr 351
Redeemable	4	0
Total fair value	407	351
Unfunded commitments	107	123
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	57	71
Redeemable	1,026	1,051
Total fair value	1,083	1,122
Unfunded commitments	25	5
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	87	164
Redeemable	34	75
Total fair value	121	239
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	14	2
Redeemable	15	53
Total fair value	29	55
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	147	141
Redeemable	0	0
Total fair value	147	141
Unfunded commitments	46	64
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	221	178
Redeemable	0	0
Total fair value	221	178
Unfunded commitments	40	44
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	42	95
Total fair value	44	97
Unfunded commitments	0	9
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	34	31
Redeemable	4	0
Total fair value	38	31
Unfunded commitments	21	15
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	642	643
Redeemable	2,070	2,256
Total fair value	2,712	2,899
Unfunded commitments	131	137
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	141	229
Redeemable attributable to non-controlling interest	18	167
Unfunded commitments attributable to non-controlling interest	27	53
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	87	61
Redeemable	949	983
Total fair value	1,036	1,044
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	0
Redeemable	0	0
Total fair value	12	0
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	76	61
Redeemable	950	992
Total fair value	1,026	1,053
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	55.00%	54.00%
Percentage of investment subject to monthly redemption	35.00%	35.00%
Percentage of investment subject to quarterly redemption	8.00%	9.00%
Percentage of investment subject to annual redemption	1.00%	2.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr (1)	SFr 0
Redeemable	(1)	(9)
Total fair value	(2)	(9)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	555	582
Redeemable	1,121	1,273
Total fair value	1,676	1,855
Unfunded commitments	131	137
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	103	168
Redeemable	91	223
Total fair value	194	391
Unfunded commitments	SFr 0	SFr 9
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	31.00%	6.00%
Percentage of investment subject to monthly redemption	1.00%	43.00%
Percentage of investment subject to quarterly redemption	68.00%	51.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 395	SFr 343
Redeemable	4	0
Total fair value	399	343
Unfunded commitments	106	123
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	57	71
Redeemable	1,026	1,050
Total fair value	1,083	1,121
Unfunded commitments	25	5
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	87	164
Redeemable	34	75
Total fair value	121	239
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	14	2
Redeemable	15	53
Total fair value	29	55
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	139	133
Redeemable	0	0
Total fair value	139	133
Unfunded commitments	45	63
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	221	178
Redeemable	0	0
Total fair value	221	178
Unfunded commitments	40	44
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	42	95
Total fair value	44	97
Unfunded commitments	0	9
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	34	31
Redeemable	4	0
Total fair value	38	31
Unfunded commitments	SFr 21	SFr 16